Document and Entity Information	0 Months Ended
Oct. 23, 2014
Risk/Return:
Document Type	497
Document Period End Date	Oct. 23, 2014
Registrant Name	SUNAMERICA EQUITY FUNDS
Central Index Key	0000799084
Amendment Flag	false
Document Creation Date	Oct. 23, 2014
Document Effective Date	Oct. 23, 2014
Prospectus Date	Feb. 01, 2014
SunAmerica International Dividend Strategy Fund | Class A
Risk/Return:
Trading Symbol	SIEAX
SunAmerica International Dividend Strategy Fund | Class B
Risk/Return:
Trading Symbol	SSIBX
SunAmerica International Dividend Strategy Fund | Class C
Risk/Return:
Trading Symbol	SIETX
SunAmerica International Dividend Strategy Fund | Class I
Risk/Return:
Trading Symbol	NAOIX